Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2018 ILS (₪)
Cash flows from operating activities:
Total comprehensive loss | ₪		₪ (5,919)	₪ (9,564)
Adjustments to profit or loss items:
Net financing expenses | ₪		815	(837)
Loss (gain) from revaluation of financial assets presented at fair value through profit or loss | ₪		6	(148)
Depreciation | ₪		192	215
Share-based payment | ₪		529	2,184
Changes in fair value of warrants | ₪		(8,442)	(1,888)
Interest received during the period | ₪		(46)	(15)
Adjustments to profit or loss items | ₪		(6,946)	(489)
Changes in asset and liability items:
Decrease (increase) in other receivables | ₪		126	(108)
Decrease (increase) in other long term assets | ₪		19	21
Decrease in trade and other payables | ₪		(715)	(1,115)
Decrease in right-of-use assets | ₪		314
Operating activities for changes in asset and liability | ₪		(256)	(1,202)
Cash paid and received during the period for:
Net cash used in operating activities | ₪		(13,121)	(11,255)
Cash flows from investing activities:
Short-term deposits, net | ₪			(3,503)
Restricted cash, net | ₪			(28)
Sales of marketable securities measured at fair value through profit or loss | ₪			8,498
Purchase of property, plant and equipment | ₪		(120)	(228)
Net cash provided (used in) investing activities | ₪		(120)	4,739
Cash flows from financing activities:
Exercise of share options | ₪			399
Issuance of share capital and warrants, net of issue costs | ₪		23,723	12,360
Lesaes liabilities | ₪		(278)
Net cash provided by financing activities | ₪		23,445	12,759
Exchange differences on balances of cash and cash equivalents | ₪		(769)	852
Increase in cash and cash equivalents | ₪		9,435	7,095
Cash and cash equivalents at beginning of period | ₪		17,809	13,734
Cash and cash equivalents at end of period | ₪		27,244	20,829
(a) Non-cash activities:
Purchase of property, plant and equipment | ₪			13
Issuance expenses related to fund raising | ₪		₪ 164
U.S. dollars [Member]
Cash flows from operating activities:
Total comprehensive loss | $	$ (1,660)
Adjustments to profit or loss items:
Net financing expenses | $	229
Loss (gain) from revaluation of financial assets presented at fair value through profit or loss | $	2
Depreciation | $	54
Share-based payment | $	148
Changes in fair value of warrants | $	(2,368)
Interest received during the period | $	(13)
Adjustments to profit or loss items | $	(1,948)
Changes in asset and liability items:
Decrease (increase) in other receivables | $	35
Decrease (increase) in other long term assets | $	5
Decrease in trade and other payables | $	(201)
Decrease in right-of-use assets | $	89
Operating activities for changes in asset and liability | $	(72)
Cash paid and received during the period for:
Net cash used in operating activities | $	(3,680)
Cash flows from investing activities:
Short-term deposits, net | $
Restricted cash, net | $
Sales of marketable securities measured at fair value through profit or loss | $
Purchase of property, plant and equipment | $	(34)
Net cash provided (used in) investing activities | $	(34)
Cash flows from financing activities:
Exercise of share options | $
Issuance of share capital and warrants, net of issue costs | $	6,653
Lesaes liabilities | $	(77)
Net cash provided by financing activities | $	576
Exchange differences on balances of cash and cash equivalents | $	(216)
Increase in cash and cash equivalents | $	2,646
Cash and cash equivalents at beginning of period | $	4,994
Cash and cash equivalents at end of period | $	7,640
(a) Non-cash activities:
Purchase of property, plant and equipment | $
Issuance expenses related to fund raising | $	$ 46